Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 4,594,034	$ 3,408,626	$ 540,000	$ 0
Allowance for credit losses	(194,363)	(189,313)	0	0
Total	4,399,671	3,219,313	540,000	0
Less than 6 months [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	2,764,408	3,030,000	540,000	0
More than 6 months but less than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	1,801,126	0	0	0
More than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 28,500	$ 378,626	$ 0	$ 0